Income Taxes (Details) - Schedule of deferred income tax assets and liabilities - USD ($)	6 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Schedule Of Deferred Income Tax Assets And Liabilities Abstract
Tax loss carry forward	$ 439,167	$ 392,108
Allowance for doubtful account - accounts receivable	101,993	114,449
Impairment provision for inventory	23,002	25,811
Allowance for deferred tax assets	(564,162)	$ (532,368)
Total